Stock Based Compensation (Details 5) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation, Total	$ 0	$ 746,900	$ 0	$ 1,659,404	$ 0	$ 16,148	$ 16,148
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		329,138	0	568,390	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		165,228	0	657,738	0
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		$ 252,534	$ 0	$ 433,276	$ 0